Other disclosures - Summary of transactions and balances with equity accounted units (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Other Disclosures [Line Items]
Dividends from equity accounted units	$ 318	$ 418
Investments in equity accounted units	4,216		$ 4,299
Investment in equity accounted units
Other Disclosures [Line Items]
Purchases from equity accounted units	(529)	(551)
Sales to equity accounted units	141	310
Dividends from equity accounted units	318	418
Net funding of equity accounted units	(12)	$ (3)
Investments in equity accounted units	4,216		4,299
Loans to equity accounted units	40		38
Trade and other receivables: amounts due from equity accounted units	267		278
Trade and other payables: amounts due to equity accounted units	$ (223)		$ (223)